FEDERATED MANAGED POOL SERIES

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 28, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED MANAGED POOL SERIES (the “Trust”)

Federated International Bond Strategy Portfolio

Federated High Yield Strategy Portfolio

Federated Mortgage Strategy Portfolio

1933 Act File No. 333-128884

1940 Act File No. 811-21822

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated March 31, 2014, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 30 on March 27, 2014.

If you have any questions regarding this certification, please contact me at (412) 288-4206.

Very truly yours,

/s/ C. Todd Gibson

C. Todd Gibson

Assistant Secretary